Goodwill And Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Carrying Amount Of Goodwill

(Dollars in thousands)	Amount
Balance, December 31, 2010	$234,228
Goodwill acquired during the year	135,583

Balance, December 31, 2011	369,811
Goodwill acquired during the period	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	$401,872

Schedule Of Definite-Lived Intangible Assets

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$45,406	$(26,284)	$19,122	$45,406	$(21,385)	$24,021
Customer relationship intangible asset	1,348	(410)	938	1,348	(160)	1,188

Total	$46,754	$(26,694)	$20,060	$46,754	$(21,545)	$25,209

Schedule Of Amortization Expense Of Purchase Accounting Intangible Assets

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$4,935
2011	5,121
2012	5,150

Estimated amortization expense for the year ended December 31:
2013	$4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576